Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 73,164	$ 78,442
Accounts receivable, less allowances of $7,737 and $8,332	329,880	307,043
Inventories	281,417	228,506
Other current assets	52,819	51,771
Total current assets	737,280	665,762
Property — at cost
Land	10,125	10,245
Buildings	75,463	74,477
Equipment, including computers and software	155,161	147,004
Total Property — at cost	240,749	231,726
Less accumulated depreciation	157,506	148,623
Property — net	83,243	83,103
Intangibles, net	91,267	84,840
Goodwill	106,849	83,080
Deferred tax assets	21,026	26,424
Other assets	19,041	18,974
Total Assets	1,058,706	962,183
Current liabilities
Accounts payable	136,575	120,890
Compensation and related benefits	63,899	63,149
Other current liabilities	45,426	46,130
Total current liabilities	245,900	230,169
Postemployment benefits	30,919	39,750
Other liabilities	22,272	20,133
Total Liabilities	299,091	290,052
Shareholders’ Equity
Preferred stock — no par value; 2,500 shares authorized; none issued or outstanding	0	0
Common stock — no par value; 80,000 shares authorized; 54,213 shares issued	10,000	10,000
Additional paid-in capital	153,893	150,070
Income retained for use in the business	824,362	743,360
Treasury shares — at cost (12,044 and 12,246 shares)	(225,219)	(226,730)
Accumulated other comprehensive income (loss)	(3,421)	(4,569)
Total Shareholders’ Equity	759,615	672,131
Total Liabilities and Shareholders’ Equity	$ 1,058,706	$ 962,183